PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	July 31, 2022	October 31, 2021
Computer equipment	$18,899	$10,684
Finance lease equipment	544,378	544,378
Manufacturing equipment	609,844	258,791
Leasehold improvements	925,932	-
	2,099,053	813,853
Less: accumulated depreciation and amortization	(176,857)	(107,146)
	1,922,196	706,707

Construction in progress	-	406,709

Total property and equipment, net	$1,922,196	$1,113,416

Depreciation expense totaled $21,812 and $13,125 for the three months ended July 31, 2022 and 2021, respectively. Depreciation expense totaled $54,587 and $37,981 for the nine months ended July 31, 2022 and 2021, respectively.

As described in Note 7, during the year ended October 31, 2021, the Company began the build-out of additional laboratory processing, product distribution and administrative office capacity at its Basalt Lab Lease location. The Basalt Lab Lease location became operational during May 2022 and amortization of these costs began during May 2022. Amortization expense totaled $15,124 for the three months and nine months ended July 31, 2022.

NOTE 5 – PROPERTY AND EQUIPMENT

	October 31, 2021	October 31, 2020
Computer equipment	$10,684	$8,653
Finance lease equipment	544,378	239,595
Manufacturing equipment	258,791	171,430
	813,853	419,678
Less: accumulated depreciation	(107,146)	(54,444)
	706,707	365,234
Construction in progress:
Leasehold improvements	406,709	-
Total property and equipment, net	$1,113,416	$365,234

Depreciation expense totaled $52,702 and $36,775 for the years ended October 31, 2021 and 2020, respectively.

As described in Note 6, during the year ended October 31, 2021, the Company began the build-out of additional laboratory processing, product distribution and administrative office capacity at its Basalt Lab Lease location. The total costs incurred as of October 31, 2021 was $406,709 and is reflected as construction in progress. Amortization of these costs will begin once the build-out is complete and the facility becomes operational.